RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN - Investments in operating limited partnerships (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 3,217,139	$ 9,281,503
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	22,542,011	45,199,768
Impairment loss in investment in operating limited partnerships	(44,508,391)	(81,941,888)
Less share of loss	(39,537)	(104,638)
Other	18,788,778	27,565,255
Investments in operating limited partnerships - as reported	0	0
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(1,382,252)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	2,415,659
Impairment loss in investment in operating limited partnerships	0	(857,258)
Less share of loss	0	(4,116)
Other	0	(172,033)
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,521,810)	(4,421,277)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,320,962	4,012,484
Impairment loss in investment in operating limited partnerships	(206,682)	(902,540)
Less share of loss	0	(31,937)
Other	407,530	1,343,270
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	212,718
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,072,904
Impairment loss in investment in operating limited partnerships	0	(2,666,917)
Less share of loss	0	0
Other	0	1,381,295
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(1,586,385)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,853,366
Impairment loss in investment in operating limited partnerships	0	(997,758)
Less share of loss	0	(36,821)
Other	0	767,598
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,496,498)	(969,940)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,031,117	1,837,749
Impairment loss in investment in operating limited partnerships	(1,417,478)	(1,417,478)
Less share of loss	(39,537)	(39,537)
Other	922,396	589,206
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	1,017,645
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	816,376
Impairment loss in investment in operating limited partnerships	0	(2,625,111)
Less share of loss	0	7,773
Other	0	783,317
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	882,196	1,108,279
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,083,606	3,414,204
Impairment loss in investment in operating limited partnerships	(5,642,191)	(6,697,793)
Less share of loss	0	0
Other	1,676,389	2,175,310
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	721,147	1,550,544
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,642,948	1,539,871
Impairment loss in investment in operating limited partnerships	(4,047,088)	(5,303,778)
Less share of loss	0	0
Other	1,682,993	2,213,363
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(379,040)	1,070,813
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,174,852	1,645,561
Impairment loss in investment in operating limited partnerships	(1,212,863)	(3,951,725)
Less share of loss	0	0
Other	417,051	1,235,351
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(1,211,781)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,935,719
Impairment loss in investment in operating limited partnerships	0	(655,940)
Less share of loss	0	0
Other	0	(67,998)
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	105,224
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	846,991
Impairment loss in investment in operating limited partnerships	0	(1,706,605)
Less share of loss	0	0
Other	0	754,390
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	4,709,200
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	734,179
Impairment loss in investment in operating limited partnerships	0	(7,290,483)
Less share of loss	0	0
Other	0	1,847,104
Investments in operating limited partnerships - as reported	0	0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	316,097
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,773,589
Impairment loss in investment in operating limited partnerships	0	(4,105,952)
Less share of loss	0	0
Other	0	2,016,266
Investments in operating limited partnerships - as reported	0	0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(3,250,279)	(3,088,388)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,589,127	3,144,452
Impairment loss in investment in operating limited partnerships	(1,610,548)	(2,478,374)
Less share of loss	0	0
Other	2,271,700	2,422,310
Investments in operating limited partnerships - as reported	0	0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,966,887)	(1,819,796)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,668,706	3,905,092
Impairment loss in investment in operating limited partnerships	(1,300,734)	(2,387,845)
Less share of loss	0	0
Other	(401,085)	302,549
Investments in operating limited partnerships - as reported	0	0
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	705,213	2,390,688
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,398,524	3,814,507
Impairment loss in investment in operating limited partnerships	(3,807,624)	(6,096,126)
Less share of loss	0	0
Other	1,703,887	(109,069)
Investments in operating limited partnerships - as reported	0	0
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,206)	(2,089,346)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	291,269	4,594,041
Impairment loss in investment in operating limited partnerships	(2,438,129)	(5,623,448)
Less share of loss	0	0
Other	2,152,066	3,118,753
Investments in operating limited partnerships - as reported	0	0
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,787,336	7,823,620
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,416,071	3,895,594
Impairment loss in investment in operating limited partnerships	(9,877,399)	(13,081,629)
Less share of loss	0	0
Other	1,673,992	1,362,415
Investments in operating limited partnerships - as reported	0	0
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,740,967	5,545,840
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,924,829	1,947,430
Impairment loss in investment in operating limited partnerships	(12,947,655)	(13,095,128)
Less share of loss	0	0
Other	6,281,859	5,601,858
Investments in operating limited partnerships - as reported	$ 0	$ 0